Ne tCash Inflows / (Outflows) - AUD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Ne Tcash Inflows
Trade and other receivables	$ (105,014)	$ (1,016,464)	$ (137,579)
Inventories		142,608	405,891
Other assets	(295,635)	(1,659,728)	(361,676)
Trade and other liabilities	(318,544)	347,308	1,876,414
Net cash (outflows)/ inflows from changes in working capital	$ (719,193)	$ (2,186,276)	$ 1,783,050